CONTRACT COSTS, NET (Details)	6 Months Ended
	Dec. 31, 2025 CNY (¥)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 CNY (¥)	Dec. 31, 2025 USD ($)	Jun. 30, 2025 CNY (¥)	Jun. 30, 2025 USD ($)	Jun. 30, 2024 CNY (¥)
CONTRACT COSTS, NET
Contract costs	¥ 28,357,632			$ 4,055,087	¥ 57,093,826
Allowance for credit losses	(1,837,880)			(262,813)	(3,546,418)	$ (507,131)	¥ (8,394,288)
Total contract costs, net	26,519,752			3,792,274	53,547,408
Contract costs, net	¥ 26,500,000			$ 3,800,000	¥ 53,547,408
Percentage of total contracts costs subsequently realized	16.80%			16.80%
Total contracts costs that have been subsequently realized	¥ 4,500,000			$ 600,000
Net recovery of provision for credit losses	¥ 1,622,050	$ 231,950	¥ 521,268